Note 19 - Financial Instruments - Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents (notes 3 and 4)	$ 18,752	$ 10,696
Short-term investments (notes 3 and 5)	29,054	35,693
LONG-TERM INVESTMENTS (notes 3 and 8)	992	4,172
Reported Value Measurement [Member]
Cash and cash equivalents (notes 3 and 4)	18,752	10,696
Restricted cash	37	35
Short-term investments (notes 3 and 5)	29,054	35,693
LONG-TERM INVESTMENTS (notes 3 and 8)	992	4,172
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents (notes 3 and 4)	18,752	10,696
Restricted cash	37	35
Short-term investments (notes 3 and 5)	29,054	35,693
LONG-TERM INVESTMENTS (notes 3 and 8)	$ 992	$ 4,172